UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-4666

Seligman Pennsylvania Municipal Fund Series

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue,

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 3/31/08

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

The semi-annual report of Seligman Pennsylvania Municipal Fund is included in the following combined semi-annual report of Seligman Municipal Funds.

Seligman Municipal Funds

Seligman Municipal Series Trust
•	California High-Yield Fund
•	California Quality Fund
•	Florida Fund
•	North Carolina Fund
Seligman New Jersey Municipal Fund, Inc.
Seligman Pennsylvania Municipal Fund Series

Mid-Year Report
March 31, 2008

Seeking Income Exempt
From Regular Income Tax

J. & W. SELIGMAN & CO.
INCORPORATED
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

To the Shareholders

We are pleased to present your mid-year shareholder report for Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc., and Seligman Pennsylvania Municipal Fund Series for the six months ended March 31, 2008. The report contains each Fund’s investment results, portfolio of investments, and financial statements.

Please note that, on May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. The conversion did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

Thank you for your continued support of the Seligman Municipal Funds. We look forward to many more years of providing you with the investment experience, insight, and solutions you need to seek your financial goals.

By order of the Boards of Directors and Trustees,

William C. Morris Chairman

Brian T. Zino President

May 20, 2008

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450 Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777 Retirement Plan Services
100 Park Avenue	New York, NY 10017	(212) 682-7600 Outside the United States
New York, NY 10017		(800) 622-4597 24-Hour Automated
	Mail Inquiries To:	Telephone Access Service
General Distributor	P.O. Box 9759
Seligman Advisors, Inc.	Providence, RI 02940-9759
100 Park Avenue
New York, NY 10017	General Counsel
Sullivan & Cromwell LLP

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each of the four Funds of Seligman Municipal Series Trust (which consists of the California High-Yield Fund, California Quality Fund, Florida Fund, and North Carolina Fund), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) and to provide a summary of the portfolio characteristics of each Fund.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of each of the Funds as of the most recent month end will be available at www.seligman.com[1] by the seventh business day following that month end. Calculations assume reinvestment of distributions. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. A portion of each Fund’s income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. Capital gain distributions are subject to federal, state and local taxes.

J. & W. Seligman & Co. Incorporated (the “Manager”), at its discretion, waived a portion of its management fees for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Absent such waivers, returns and yields for those Funds would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 4.5% maximum sales charge. Although for all periods presented, returns for the Funds’ Class A shares reflect the 4.5% maximum sales charge, the actual returns for periods prior to January 7, 2008 would have been lower if the 4.75% maximum sales charge then in effect was incurred. Returns for Class C and Class D shares are calculated with and without the effect of the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase. Effective June 4, 2007, there is no initial sales charge on investments in Class C shares. Returns for Class C shares are presented without an initial sales charge, and such returns would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Results
California High-Yield Fund

Total Returns For Periods Ended March 31, 2008
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.83)%	(2.85)%	3.04%	4.08%	n/a
Without Sales Charge	0.72	1.70	4.00	4.55	n/a
Class C
With 1% CDSC	(0.71)	(0.18)	3.09	n/a	n/a
Without CDSC	0.27	0.79	3.09	n/a	3.62%
Class D
With 1% CDSC	(0.71)	(0.18)	n/a	n/a	n/a
Without CDSC	0.27	0.79	3.09	3.61	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98 #
Lipper California Municipal Debt Funds Average	(2.14)	(2.46)	3.41	4.11	3.92

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$6.45	$6.55	$6.62
Class C	6.46	6.56	6.63
Class D	6.46	6.56	6.63

Holdings By Market Sectorø
Revenue Bonds	70%
Pre-refunded/Escrowed-to-Maturity Bonds	30

Weighted Average Maturity[3]	18.6 years
Option-Adjusted Duration[3]	6.8 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.134	$0.014	3.42%
Class C	0.104	0.014	2.68
Class D	0.104	0.014	2.68

Holdings by Credit Quality2ø
AAA	20%
AA	20
A	45
BBB	5
Non-rated	10

_________
See footnotes on page 5.

Performance and Portfolio Overview

Investment Results
California Quality Fund

Total Returns For Periods Ended March 31, 2008
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.93)%	(2.80)%	2.23%	3.78%	n/a
Without Sales Charge	0.60	1.75	3.19	4.26	n/a
Class C
With 1% CDSC	(0.67)	0.03	n/a	n/a	n/a
Without CDSC	0.31	1.00	2.28	n/a	3.35%
Class D
With 1% CDSC	(0.67)	0.03	n/a	n/a	n/a
Without CDSC	0.31	1.00	2.28	3.34	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98 #
Lipper California Municipal Debt Funds Average	(2.14)	(2.46)	3.41	4.11	3.92

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$6.43	$6.57	$6.63
Class C	6.41	6.54	6.60
Class D	6.41	6.54	6.60

Holdings by Market Sectorø
Revenue Bonds	74%
Pre-refunded/Escrowed-to-Maturity Bonds	18
General Obligation Bonds	8

Weighted Average Maturity[3]	14.7 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.127	$0.053	3.30%
Class C	0.098	0.053	2.56
Class D	0.098	0.053	2.56

Holdings by Credit Quality 2ø
AAA	51%
AA	32
A	17

Option-Adjusted Duration[3]	6.8 years

Florida Fund

Total Returns For Periods Ended March 31, 2008
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.79)%	(2.43)%	2.11%	3.77%	n/a
Without Sales Charge	0.73	2.13	3.06	4.24	n/a
Class C
With 1% CDSC	(0.57)	0.45	n/a	n/a	n/a
Without CDSC	0.41	1.42	2.27	n/a	3.45%
Class D
With 1% CDSC	(0.57)	0.45	n/a	n/a	n/a
Without CDSC	0.41	1.42	2.27	3.47	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98 #
Lipper Florida Municipal Debt Funds Average	(1.87)	(1.73)	3.39	4.17	3.94

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.48	$7.66	$7.71
Class C	7.50	7.67	7.72
Class D	7.50	7.67	7.72

Holdings by Market Sectorø
Pre-refunded/Escrowed-to-Maturity Bonds	53%
Revenue Bonds	47

Weighted Average Maturity[3]	10.1 years

Option-Adjusted Duration[3]	5.9 years

Dividend and Capital Gain Per Share, and Yield Information
For Periods Ended March 31, 2008
	Dividends†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.145	$0.091	2.88%
Class C	0.111	0.091	2.27
Class D	0.111	0.091	2.27

Holdings by Credit Quality 2ø
AAA	64%
AA	14
A	22

_________
See footnotes on page 5.

Performance and Portfolio Overview

Investment Results
North Carolina Fund

Total Returns For Periods Ended March 31, 2008
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A

With Sales Charge	(3.28)%	(2.60)%	1.89%	3.46%	n/a
Without Sales Charge	1.25	2.05	2.83	3.94	n/a
Class C
With 1% CDSC	(0.06)	0.36	n/a	n/a	n/a
Without CDSC	0.94	1.35	2.05	n/a	3.12%
Class D
With 1% CDSC	0.07	0.36	n/a	n/a	n/a
Without CDSC	1.07	1.35	2.05	3.16	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper North Carolina Municipal Debt Funds Average	(1.38)	(1.22)	2.75	3.81	3.77

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.65	$7.68	$7.75
Class C	7.65	7.67	7.74
Class D	7.65	7.66	7.74

Holdings By Market Sectorø
Pre-refunded/Escrowed-to-Maturity Bonds	57%
Revenue Bonds	37
General Obligation Bonds	6

Weighted Average Maturity[3]	9.3 years

Dividend Per Share, and Yield Information For Periods Ended March 31, 2008
	Dividend†	SEC 30-Day Yield††
Class A	$0.127	2.21%
Class C	0.092	1.57
Class D	0.092	1.57

Holdings by Credit Quality2ø
AAA	79%
AA	11
A	10
Option-Adjusted Duration[3]	6.4 years

New Jersey Fund

Total Returns For Periods Ended March 31, 2008
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A

With Sales Charge	(4.07)%	(2.55)%	2.13%	3.52%	n/a
Without Sales Charge	0.41	1.98	3.08	4.00	n/a
Class C
With 1%CDSC	(0.89)	0.27	n/a	n/a	n/a
Without CDSC	0.09	1.24	2.30	n/a	3.14%
Class D
With 1% CDSC	(0.89)	0.27	n/a	n/a	n/a
Without CDSC	0.09	1.24	2.30	3.20	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98	#
Lipper New Jersey Municipal Debt Funds Average	(1.55)	(1.49)	3.57	4.07	3.85

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.14	$7.28	$7.31
Class C	7.25	7.38	7.41
Class D	7.25	7.38	7.41

Holdings by Market Sectorø
Revenue Bonds	72%
Pre-refunded/Escrowed-to-Maturity Bonds	28

Weighted Average Maturity[3]	13.9 years

Option-Adjusted Duration[3]	7.3 years

Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2008
	Dividend†	Capital Gain†	SEC 30-Day Yield††
Class A	$0.136	$0.035	2.84%
Class C	0.103	0.035	2.21
Class D	0.103	0.035	2.21

Holdings by Credit Quality2ø
AAA	66%
AA	4
A	16
BBB	14

_________
See footnotes on page 5.

Performance and Portfolio Overview

Investment Results
Pennsylvania Fund
Total Returns For Periods Ended March 31, 2008
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99
Class A
With Sales Charge	(3.56)%	(2.95)%	1.54%	3.33%	n/a
Without Sales Charge	0.94	1.66	2.47	3.81	n/a
Class C
With 1% CDSC	(0.50)	(0.02)	n/a	n/a	n/a
Without CDSC	0.49	0.96	1.70	n/a	2.97%
Class D
With 1% CDSC	(0.50)	(0.02)	n/a	n/a	n/a
Without CDSC	0.49	0.96	1.70	3.02	n/a
Benchmarks**
Lehman Brothers Municipal Bond Index	0.75	1.90	3.92	4.99	4.98 #
Lipper Pennsylvania Municipal Debt Funds Average	(1.63)	(1.44)	3.18	3.90	3.85

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.66	$7.72	$7.79
Class C	7.64	7.70	7.76
Class D	7.64	7.70	7.76

Holdings by Market Sectorø
Revenue Bonds	50%
Pre-refunded/Escrowed-to-Maturity Bonds	38
General Obligation Bonds	12

Weighted Average Maturity[3]	11.3 years

Option-Adjusted Duration[3]	6.0 years

Dividend Per Share and Yield Information
For Periods Ended March 31, 2008
	Dividend†	SEC 30-Day Yield††
Class A	$0.133	2.21%
Class C	0.099	1.61
Class D	0.099	1.61

Holdings by Credit Quality2ø
AAA	65%
AA	16
A	5
BBB	9
Non-rated	5

_____________
1	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Funds’ prospectus or the statements of additional information.

2	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used. A generic rating designation has been utilized, and therefore, it cannot be inferred solely from the rating category whether ratings reflect those assigned by Moody’s or S&P. Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA or its equivalent by either Moody’s or S&P have been included in the AAA category. Holdings and credit ratings are subject to change.

3	Excludes variable rate demand notes. Weighted average maturity is the number of years to stated maturity, weighted based upon current market value. Duration is the average amount of time that it takes to receive the interest and principal of a bond or portfolio of bonds. The duration formula is based on a formula that calculates the weighted average of the cash flows (interest and principal payments) of the bond, discounted to present time, taking into account call dates and related call premiums, if any.

*	Returns for periods of less than one year are not annualized.

**	The Lehman Brothers Municipal Bond Index (“Lehman Index”) and the Lipper Single-State Municipal Debt Funds Averages (“Lipper Averages”) are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of fees, taxes, and sales charges. The Lehman Index also excludes the effect of expenses. The Lehman Index is an unmanaged index of long-term, fixed-rate, investment-grade, tax-exempt bonds representative of the municipal bond market and is composed of approximately 60% revenue bonds and 40% state government obligations. The Lipper Single-State Municipal Debt Funds Averages measure the performance of funds that limit their assets to those securities exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). Investors cannot invest directly in an index or average.

#	From 5/28/99.

ø	Percentages based on current market values of long-term holdings at March 31, 2008.

†	Represents per share amount paid or declared for the six months ended March 31, 2008.

††	Current yield, representing the annualized yield for the 30-day period ended March 31, 2008, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Funds. Such waivers may be discontinued at any time. Without these waivers the yields would be as follows:

	Class A	Class C	Class D
California High-Yield Fund	3.32%	2.58%	2.58%
Florida Fund	2.73	2.12	2.12

Understanding and Comparing Your Fund’s Expenses

As a shareholder of a Fund, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees, and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing expenses only and do not reflect any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the tables are useful in comparing ongoing expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if transactional costs were included, your total expenses would have been higher.

The tables are based on an investment of $1,000 invested at the beginning of October 1, 2007 and held for the entire six-month period ended March 31, 2008.

Actual Expenses

The following tables provide information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses that you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The tables also provide information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning Account Value 10/1/07	Annualized Expense Ratio*	Ending Account Value 3/31/08	Expenses Paid During Period** 10/1/07 to 3/31/08	Ending Account Value 3/31/08	Expenses Paid During Period** 10/1/07 to 3/31/08
California High-Yield Fund
Class A	$1,000.00	0.91%	$1,007.20	$4.57	$1,020.45	$4.60
Class C	1,000.00	1.81	1,002.70	9.06	1,015.95	9.12
Class D	1,000.00	1.81	1,002.70	9.06	1,015.95	9.12
California Quality Fund
Class A	1,000.00	0.97	1,006.00	4.86	1,020.15	4.90
Class C	1,000.00	1.87	1,003.10	9.36	1,015.65	9.42
Class D	1,000.00	1.87	1,003.10	9.36	1,015.65	9.42
Florida Fund
Class A	1,000.00	1.05	1,007.30	5.27	1,019.75	5.30
Class C	1,000.00	1.80	1,004.10	9.02	1,016.00	9.07
Class D	1,000.00	1.80	1,004.10	9.02	1,016.00	9.07
North Carolina Fund
Class A	1,000.00	1.38	1,012.50	6.94	1,018.10	6.96
Class C	1,000.00	2.13	1,009.40	10.70	1,014.35	10.73
Class D	1,000.00	2.13	1,010.70	10.71	1,014.35	10.73
New Jersey Fund
Class A	1,000.00	1.23	1,004.10	6.16	1,018.85	6.21
Class C	1,000.00	1.98	1,000.90	9.90	1,015.10	9.97
Class D	1,000.00	1.98	1,000.90	9.90	1,015.10	9.97
Pennsylvania Fund
Class A	1,000.00	1.48	1,009.40	7.43	1,017.60	7.47
Class C	1,000.00	2.24	1,004.90	11.23	1,013.80	11.28
Class D	1,000.00	2.24	1,004.90	11.23	1,013.80	11.28

____________
*	Expenses of Class C and Class D shares differ from the expenses of Class A shares due to the difference in 12b-1 fees paid by each share class. See the Funds’ prospectus for a description of each share class and its fees, expenses and sales charges. J. & W. Seligman & Co. Incorporated, the Manager, at its discretion, waived 0.10% and 0.15% per annum of its fees for the California High-Yield Fund and Florida Fund, respectively. Absent such waivers, the expense ratios and expenses paid for the period would have been higher.

**	Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period October 1, 2007 to March 31, 2008, multiplied by the average account value over the period, multiplied by 183/366 (number of days in the period).

Portfolios of Investments (unaudited)
March 31, 2008

California High-Yield Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.50% due 12/1/2018*	Aa2	$1,010,740
2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1	1,962,060
1,485,000	California Educational Facilities Authority Rev. (University of the Pacific), 5% due 11/1/2025	A2	1,467,833
750,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 5% due 11/15/2027	A2	727,163
3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6.25% due 12/1/2034Ø	NR	3,234,090
2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	AAA‡	2,794,495
2,280,000	California Housing Finance Agency (Multi-Family Housing Rev.), 5.375% due 2/1/2036*	Aa3	2,166,342
595,000	California Housing Finance Agency (Single Family Mortgage), 5.40% due 8/1/2028*	Aa3	607,834
2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5.25% due 10/1/2034	A-‡	2,461,325
2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5.625% due 8/15/2042	Aa3	2,525,350
1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5.75% due 1/15/2040	Baa3	1,452,885
2,475,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2	2,506,012
3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036Ø	Aaa	3,431,190
3,000,000	San Bernardino, CA Joint Powers Financing Authority Rev. (California Dept. of Transportation Lease), 5.50% due 12/1/2020	A2	3,002,760
2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5.25% due 7/1/2029	A3	1,967,140
Total Municipal Bonds (Cost $30,520,088) — 94.2%			31,317,219
	Short-Term Holdings
400,000	Kansas State Development Finance Authority Rev. (Sisters of Charity), VRDN, due 12/1/2019	VMIG 1	400,000
200,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	200,000
800,000	New York City, NY GOs, VRDN, due 10/1/2023	VMIG 1	800,000
Total Short-Term Holdings (Cost $1,400,000) — 4.2%			1,400,000
Total Investments (Cost $31,920,088) — 98.4%			32,717,219
Other Assets Less Liabilities — 1.6%			522,378
Net Assets — 100.0%			$33,239,597

_____________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2008

California Quality Fund

Face Amount	Municipal Bonds	Rating†	Value
$3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	Aa3	$2,995,950
1,315,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 11/1/2025	Aaa	1,346,126
3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa	3,010,500
1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023††	Aaa	1,061,500
235,000	California State GOs, 5.375% due 10/1/2027ø	AAA‡	252,162
470,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	504,324
3,295,000	California State GOs, 5.375% due 10/1/2027ø	Aaa	3,505,056
1,750,000	California State University System Rev., 5% due 11/1/2027	Aaa	1,779,313
2,420,000	California State Veterans’ GOs, 5.70% due 12/1/2032*	A1	2,422,009
2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A3	2,009,540
2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6.75% due 7/1/2012	Aa3	2,729,425
2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5.125% due 7/1/2041	Aa3	2,006,060
1,500,000	Regents of the University of California General Rev., 5% due 5/15/2026	Aa1	1,530,765
2,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa	2,006,240
500,000	Sacramento, CA Municipal Utility District Electric Rev., 5.25% due 5/15/2024	A1	513,655
1,530,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028	Aaa	1,531,820
Total Municipal Bonds (Cost $28,538,676) — 74.3%			29,204,445
	Short-Term Holdings
915,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	915,000
700,000	Massachusetts State GOs, VRDN, due 3/1/2026	VMIG 1	700,000
300,000	Massachusetts State Health & Educational Facilities Authority Rev. (Wellesley College), VRDN, due 7/1/2039	VMIG 1	300,000
600,000	Missouri State Health & Educational Facilities Authority Rev. (Washington University), VRDN, due 2/15/2034	VMIG 1	600,000
500,000	Montgomery County, MD GOs, VRDN, due 6/1/2026	VMIG 1	500,000
3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa	3,108,600
600,000	Port Authority of New York & New Jersey Special Obligation Rev., VRDN, due 5/1/2019	VMIG 1	600,000
2,720,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028ø	Aaa	2,769,368
Total Short-Term Holdings (Cost $9,259,051) — 24.1%			9,492,968
Total Investments (Cost $37,797,727) — 98.4%			38,697,413
Other Assets Less Liabilities — 1.6%			625,628
Net Assets — 100.0%			$39,323,041

_____________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2008

Florida Fund

Face Amount	Municipal Bonds	Rating†	Value
$2,000,000	Broward County, FL Airport System Rev., 5.25% due 10/1/2026*	Aaa	$1,942,400
1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	AAA‡	1,875,195
1,000,000	Florida Department of Transportation Turnpike Rev., 5% due 7/1/2025	Aa2	1,017,590
65,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	AA‡	65,111
320,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa	321,683
2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5.375% due 6/1/2027*	Aaa	2,448,575
2,000,000	Hillsborough County, FL School Board Certificates of Participation, 6% due 7/1/2025ø	Aaa	2,115,140
1,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5% due 10/1/2029	A2	938,600
10,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024	A2	10,491
1,990,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5.625% due 10/1/2024ø	A2	2,115,390
1,000,000	Ocala, FL Utility Systems Rev., 5% due 10/1/2024ø	Aaa	1,005,260
1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6.375% due 11/15/2020ø	A1	1,932,473
2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5.50% due 11/15/2033ø	Aa3	2,237,500
1,040,000	Polk County, FL Constitutional Fuel Tax Rev., 5% due 12/1/2020	Aaa	1,078,657
230,000	Reedy Creek, FL Improvement District Utilities Rev., 5.125% due 10/1/2019	Aaa	231,336
600,000	South Florida Water Management District Certificates of Participation Rev. (Master Lease Purchase Agreement), 5% due 10/1/2026	Aaa	604,128
1,000,000	St. Johns County, FL Transport Improvement Rev., 5% due 10/1/2026	Aaa	1,007,580
1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5.75% due 10/1/2029ø	AAA‡	1,927,118
Total Municipal Bonds (Cost $22,242,045) — 95.7%			22,874,227
	Short-Term Holdings
200,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	200,000
210,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1	210,000
Total Short-Term Holdings (Cost $410,000) — 1.7%			410,000
Total Investments (Cost $22,652,045) — 97.4%			23,284,227
Other Assets Less Liabilities — 2.6%			614,039
Net Assets — 100.0%			$23,898,266

__________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2008

North Carolina Fund

Face Amount	Municipal Bonds	Rating†		Value
$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020ø	Aaa	$	$ 1,352,375
685,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa		707,598
1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	AAA‡		1,087,020
1,250,000	Charlotte, NC Water & Sewer System Rev., 5.25% due 6/1/2025ø	AAA‡		1,339,088
750,000	Durham County, NC Public Improvement GOs, 5% due 6/1/2022	Aaa		787,898
750,000	Forsyth County, NC Certificates of Participation (Forsyth County School Project), 5% due 2/1/2026	Aa1		752,100
215,000	Greensboro, NC Combined Enterprise System Rev., 5.25% due 6/1/2022ø	AAA‡		238,583
250,000	High Point, NC Combined Enterprise System Rev., 5% due 11/1/2023	A1		252,083
135,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2		140,748
500,000	North Carolina Infrastructure Finance Corporation Certificates of Participation (State of North Carolina Repair and Renovation Projects), 5% due 6/1/2017	Aaa		540,630
500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3		486,870
1,750,000	North Carolina Municipal Power Agency No. 1 Rev. (Catawba Electric), 5% due 1/1/2020††	Aaa		1,843,922
1,000,000	Raleigh, NC Combined Enterprise System Rev., 5% due 3/1/2024ø	AAA‡		1,101,570
1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5.375% due 2/1/2017	A2		1,038,500
750,000	Wilmington City, NC Water & Sewer System Rev., 5% due 6/1/2025	Aaa		765,795
250,000	Winston-Salem, NC Water & Sewer System Rev., 5.125% due 6/1/2028ø	AAA‡		271,420
Total Municipal Bonds (Cost $12,014,685) — 94.1%				12,706,200
	Short-Term Holding
500,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1		500,000
Total Short-Term Holding (Cost $500,000) — 3.7%				500,000
Total Investments (Cost $12,514,685) — 97.8%				13,206,200
Other Assets Less Liabilities — 2.2%				297,448
Net Assets — 100.0%				$13,503,648

__________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2008

New Jersey Fund

Face Amount	Municipal Bonds	Rating†	Value
$790,000	Bergen County, NJ Improvement Authority Governmental Loan Rev., 5% due 9/1/2014	Aaa	$872,839
2,000,000	Delaware River & Bay Authority Rev. (New Jersey and Delaware), 5.75% due 1/1/2029ø	Aaa	2,137,540
1,000,000	New Jersey Economic Development Authority Rev. (The Seeing Eye, Inc. Project), 5% due 12/1/2024	Aaa	1,018,620
1,500,000	New Jersey Economic Development Authority State Lease Rev. (Liberty State Park Project), 5% due 3/1/2027	Aaa	1,523,595
3,000,000	New Jersey Economic Development Authority Water Facilities Rev. (New Jersey American Water Co., Inc.), 5.375% due 5/1/2032*	Baa3	2,880,570
1,250,000	New Jersey Educational Facilities Authority Rev. (Princeton University), 5% due 7/1/2028	Aaa	1,286,287
1,250,000	New Jersey Educational Facilities Authority Rev. (Stevens Institute of Technology), 5.25% due 7/1/2022	Baa2	1,230,200
1,480,000	New Jersey Environmental Infrastructure Trust, 5% due 9/1/2022	Aaa	1,554,592
890,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025ø	A+‡	988,808
1,110,000	New Jersey Health Care Facilities Financing Authority Rev. (Atlantic City Medical Center), 5.75% due 7/1/2025	A2	1,132,910
2,450,000	New Jersey Health Care Facilities Financing Authority Rev. (Hackensack University Medical Center), 6% due 1/1/2034	A3	2,481,238
2,255,000	New Jersey Health Care Facilities Financing Authority Rev. (Meridian Health System Obligated Group), 5.375% due 7/1/2024	Aaa	2,316,810
2,500,000	New Jersey Highway Authority Rev. (Garden State Parkway), 5.625% due 1/1/2030ø	AAA‡	2,668,825
215,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 5.75% due 5/1/2025	Aaa	218,305
1,500,000	New Jersey Housing & Mortgage Finance Agency Rev. (Multi-Family Housing), 6.35% due 11/1/2031*	Aaa	1,519,650
1,000,000	New Jersey Transportation Trust Fund Authority, 5% due 12/15/2021ø	Aaa	1,084,220
1,000,000	Port Authority of New York and New Jersey Consolidated Bonds, 5% due 10/1/2028	Aa3	1,008,270
500,000	Port Authority of New York and New Jersey Consolidated Bonds, 5% due 8/15/2022	Aaa	524,770
1,000,000	Puerto Rico Electric Power Authority Rev., 5% due 7/1/2023	Aaa	1,022,980
1,000,000	Puerto Rico Highway & Transportation Authority Rev., 5.50% due 7/1/2036ø	Aaa	1,143,730
Total Municipal Bonds (Cost $27,752,914) — 88.4%			28,614,759
	Short-Term Holdings
650,000	Massachusetts State Health & Educational Facilities Authority Rev. (Harvard University), VRDN, due 11/1/2049	VMIG 1	650,000
2,000,000	New Jersey Educational Facilities Financing Authority Rev. (Institute for Advanced Study) , 5% due 7/1/2021ø	Aaa	2,016,320
Total Short-Term Holdings (Cost $2,602,687) — 8.3%			2,666,320
Total Investments (Cost $30,355,601) — 96.7%			31,281,079
Other Assets Less Liabilities — 3.3%			1,075,577
Net Assets — 100.0%			$32,356,656

__________
See footnotes on page 12.

Portfolios of Investments (unaudited)
March 31, 2008

Pennsylvania Fund

Face Amount	Municipal Bonds	Rating†	Value
$1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital and Medical Center Project), 5.70% due 10/1/2014	Aaa	$1,078,300
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital and Medical Center Project), 6% due 11/1/2029ø	Aaa	1,081,430
1,100,000	Butler County, PA GO’s 5.25% due 7/15/2023ø	Baa3	1,221,814
530,000	Commonwealth of Pennsylvania GOs, 5.375% due 7/1/2017	Aa2	598,306
1,000,000	Delaware Valley, PA Regional Finance Authority Rev. (Local Government), 7.75% due 7/1/2027	Aaa	1,310,640
1,000,000	Northampton County, PA General Purpose Authority Rev., 5.25% due 10/1/2030	Aaa	1,009,160
1,000,000	Pennsylvania Economic Development Financing Authority Rev. (The Procter & Gamble Paper Products Company Project), 5.375% due 3/1/2031*	Aa3	1,016,500
1,050,000	Pennsylvania Higher Educational Facilities Authority Rev. (Drexel University), 5.75% due 5/1/2022	Aaa	1,069,478
750,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	A1	753,862
1,000,000	Pennsylvania State Turnpike Commission Rev. (Oil Franchise Tax), 5.25% due 12/1/2016ø	Aaa	1,117,620
1,000,000	Pennsylvania State Turnpike Commission Rev. (Registration Fee), 5% due 7/15/2041ø	Aaa	1,081,590
500,000	Pennsylvania State University Rev., 5% due 9/1/2024	Aa2	511,165
1,000,000	Philadelphia, PA Parking Authority Airport Parking Rev., 5.50% due 9/1/2018	Aaa	1,011,430
450,000	Philadelphia, PA Redevelopment Authority (Home Mortgage Rev.), 9% due 6/1/2017††	NR	621,878
Total Municipal Bonds (Cost $12,687,866) — 91.7%			13,483,173
	Short-Term Holdings
210,000	Lincoln County, WY Pollution Control Rev. (Exxon Project), VRDN, due 11/1/2014	P-1	210,000
200,000	Massachusetts State Development Finance Agency Rev. (Harvard University), VRDN, due 7/15/2036	VMIG 1	200,000
Total Short-Term Holdings (Cost $410,000) — 2.8%			410,000
Total Investments (Cost $13,097,866) — 94.5%			13,893,173
Other Assets Less Liabilities — 5.5%			815,096
Net Assets — 100.0%			$14,708,269
____________
†	Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Ratings Services (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable Rate Demand Notes (See Note 1d).

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
March 31, 2008

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund	New Jersey Fund	Pennsylvania Fund
Assets:
Investments, at value (see portfolios of investments):
Long-term holdings	$31,317,219	$29,204,445	$22,874,227	$12,706,200	$28,614,759	$13,483,173
Short-term holdings	1,400,000	9,492,968	410,000	500,000	2,666,320	410,000
Total investments*	32,717,219	38,697,413	23,284,227	13,206,200	31,281,079	13,893,173
Cash**	55,442	92,185	194,795	162,635	741,773	208,928
Interest receivable	489,516	618,326	485,431	168,200	454,184	207,775
Receivable for Shares of Beneficial Interest/Capital Stock sold	74,998	24,069	—	—	—	—
Expenses prepaid to shareholder service agent	1,775	1,839	1,204	634	1,585	761
Receivable for securities sold	—	—	—	—	—	1,041,989
Other	3,974	4,795	3,546	7,238	15,106	10,777
Total Assets	33,342,924	39,438,627	23,969,203	13,544,907	32,493,727	15,363,403

Liabilities:
Dividends payable	51,038	55,090	33,750	16,367	44,060	18,071
Management fee payable	11,241	16,635	7,202	5,613	13,672	6,229
Payable for Shares of Beneficial Interest/Capital Stock
repurchased	9,863	12,251	—	50	45,979	1,005
Distribution and service (12b-1) fees payable	6,451	4,901	6,598	3,182	7,948	3,508
Payable for securities purchased	—	—	—	—	—	603,944
Accrued expenses and other	24,734	26,709	23,387	16,047	25,412	22,377
Total Liabilities	103,327	115,586	70,937	41,259	137,071	655,134
Net Assets	$33,239,597	$39,323,041	$23,898,266	$13,503,648	$32,356,656	$14,708,269

Composition of Net Assets:
Shares of Beneficial Interest/Capital Stock, at $0.001 par value:
Class A	$4,337	$5,714	$2,800	$1,643	$4,084	$1,790
Class C	404	115	267	59	312	75
Class D	410	286	129	62	128	55
Additional paid-in capital	32,349,004	38,316,424	23,263,242	12,760,330	31,321,449	13,754,418
Undistributed net investment income	112,898	212,874	73,330	57,826	85,895	95,049
Undistributed/accumulated net realized gain (loss)	(24,587)	(112,058)	(73,684)	(7,787)	19,310	61,575
Net unrealized appreciation of investments	797,131	899,686	632,182	691,515	925,478	795,307
Net Assets	$33,239,597	$39,323,041	$23,898,266	$13,503,648	$32,356,656	$14,708,269

Net Assets:
Class A	$27,980,612	$36,751,085	$20,930,096	$12,577,861	$29,167,707	$13,712,417
Class C	$2,611,424	$736,733	$1,999,018	$448,327	$2,260,542	$574,338
Class D	$2,647,561	$1,835,223	$969,152	$477,460	$928,407	$421,514
Shares of Beneficial Interest/
Capital Stock Outstanding:
Class A	4,336,934	5,713,521	2,799,796	1,643,322	4,084,010	1,790,376
Class C	404,343	115,002	266,595	58,583	311,646	75,189
Class D	409,862	286,473	129,252	62,440	127,979	55,147

Net Asset Value per Share:
Class A	$6.45	$6.43	$7.48	$7.65	$7.14	$7.66
Class C	$6.46	$6.41	$7.50	$7.65	$7.25	$7.64
Class D	$6.46	$6.41	$7.50	$7.65	$7.25	$7.64

___________
* Cost of total investments	$31,920,088	$37,797,727	$22,652,045	$12,514,685	$30,355,601	$13,097,866
** Includes restricted cash of	$5,300	$6,300	$2,000	—	$5,000	$4,000
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2008

	California High-Yield Fund	California Quality Fund	Florida Fund	North Carolina Fund	New Jersey Fund	Pennsylvania Fund
Investment Income:
Interest	$867,072	$965,258	$623,698	$320,502	$827,460	$377,319
Expenses:
Management fees	84,010	98,192	62,293	33,646	83,139	38,182
Distribution and service (12b-1) fees	40,486	30,134	42,246	20,399	53,575	24,053
Shareholder account services	27,440	30,547	20,179	11,447	29,100	13,587
Auditing fees	14,834	16,406	12,409	9,329	14,395	13,754
Registration	8,635	8,322	7,672	6,626	9,527	8,402
Legal fees	6,159	7,148	6,516	7,877	12,927	11,685
Custody and related services	3,028	1,446	2,541	760	3,723	796
Directors’/Trustees’ fees and expenses	2,971	3,084	2,795	2,563	2,965	2,600
Shareholder reports and communications	2,632	3,078	2,288	2,004	3,517	3,978
Miscellaneous	2,460	2,724	2,159	1,757	2,951	2,085
Total Expenses Before Management Fee Waiver	192,655	201,081	161,098	96,408	215,819	119,122
Management fee waiver (Note 3)	(16,803)	—	(18,687)	—	—	—
Total Expenses After Management Fee Waiver	175,852	201,081	142,411	96,408	215,819	119,122
Net Investment Income	691,220	764,177	481,287	224,094	611,641	258,197

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(21,722)	39,352	(26,857)	—	19,332	62,648
Net change in unrealized appreciation of investments	(433,607)	(558,718)	(279,614)	(40,879)	(465,318)	(181,952)
Net Loss on Investments	(455,329)	(519,366)	(306,471)	(40,879)	(445,986)	(119,304)
Increase in Net Assets from Operations	$235,891	$244,811	$174,816	$183,215	$165,655	$138,893

__________
See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	California High-Yield Fund		California Quality Fund
	Six Months Ended March 31, 2008	Year Ended September 30, 2007	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Operations:
Net investment income	$691,220	$1,437,824	$764,177	$1,765,529
Net realized gain (loss) on investments	(21,722)	67,521	39,352	285,451
Net change in unrealized appreciation of investments	(433,607)	(436,813)	(558,718)	(992,937)
Increase in Net Assets from Operations	235,891	1,068,532	244,811	1,058,043

Distributions to Shareholders:
Net investment income:
Class A	(581,815)	(1,195,595)	(720,679)	(1,646,981)
Class C	(38,704)	(81,924)	(21,018)	(55,345)
Class D	(44,643)	(90,377)	(13,621)	(30,086)
Total	(665,162)	(1,367,896)	(755,318)	(1,732,412)
Net realized long-term gain on investments:
Class A	(61,428)	—	(296,071)	(81,972)
Class C	(4,879)	—	(12,742)	(3,623)
Class D	(5,958)	—	(6,610)	(2,002)
Total	(72,265)	—	(315,423)	(87,597)
Decrease in Net Assets from Distributions	(737,427)	(1,367,896)	(1,070,741)	(1,820,009)

Share Transactions:
Net proceeds from sales of shares	1,557,115	648,122	2,466,845	492,091
Investment of dividends	417,313	840,334	455,711	1,027,593
Exchanged from associated funds	560,622	153,320	637,252	640,630
Investment of gain distributions	51,400	—	228,536	61,687
Total	2,586,450	1,641,776	3,788,344	2,222,001
Cost of shares repurchased	(2,353,520)	(3,264,320)	(3,618,479)	(6,514,802)
Exchanged into associated funds	(190,789)	(163,874)	(4,255)	(414,780)
Total	(2,544,309)	(3,428,194)	(3,622,734)	(6,929,582)
Increase (Decrease) in Net Assets from Share Transactions	42,141	(1,786,418)	165,610	(4,707,581)
Decrease in Net Assets	(459,395)	(2,085,782)	(660,320)	(5,469,547)
Net Assets:
Beginning of period	33,698,992	35,784,774	39,983,361	45,452,908
End of Period*	$33,239,597	$33,698,992	$39,323,041	$39,983,361

_____________
* Including undistrbuted net investment income	$112,898	$86,840	$212,874	$204,015

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	Florida Fund		North Carolina Fund
	Six Months Ended March 31, 2008	Year Ended September 30, 2007	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Operations:
Net investment income	$481,287	$1,147,515	$224,094	$551,387
Net realized gain (loss) on investments	(26,857)	194,266	—	(21,778)
Net change in unrealized appreciation of investments	(279,614)	(596,682)	(40,879)	(273,495)
Increase in Net Assets from Operations	174,816	745,099	183,215	256,114

Distributions to Shareholders:
Net investment income:
Class A	(418,530)	(995,082)	(205,766)	(488,700)
Class C	(29,818)	(88,869)	(5,413)	(27,226)
Class D	(14,559)	(39,465)	(5,802)	(12,527)
Total	(462,907)	(1,123,416)	(216,981)	(528,453)
Net realized long-term gain on investments:
Class A	(260,619)	(32,733)	—	(142,487)
Class C	(24,633)	(3,907)	—	(10,580)
Class D	(12,001)	(1,626)	—	(4,650)
Total	(297,253)	(38,266)	—	(157,717)
Decrease in Net Assets from Distributions	(760,160)	(1,161,682)	(216,981)	(686,170)

Share Transactions:
Net proceeds from sales of shares	184,134	485,516	535,312	23,134
Investment of dividends	281,330	665,122	133,182	335,669
Exchanged from associated funds	56,353	14,064	45,023	67,237
Investment of gain distributions	211,383	26,605	—	118,956
Total	733,200	1,191,307	713,517	544,996
Cost of shares repurchased	(1,524,551)	(5,257,705)	(933,292)	(3,439,972)
Exchanged into associated funds	(184,046)	(143,295)	—	(47,989)
Total	(1,708,597)	(5,401,000)	(933,292)	(3,487,961)
Decrease in Net Assets from Share Transactions	(975,397)	(4,209,693)	(219,775)	(2,942,965)
Decrease in Net Assets	(1,560,741)	(4,626,276)	(253,541)	(3,373,021)

Net Assets:
Beginning of period	25,459,007	30,085,283	13,757,189	17,130,210
End of Period*	$23,898,266	$25,459,007	$13,503,648	$13,757,189

___________
* Including undistributed net investment income	$73,330	$54,950	$57,826	$50,713

See Notes to Financial Statements.

Statements of Changes in Net Assets (unaudited)

	New Jersey Fund		Pennsylvania Fund
	Six Months Ended March 31, 2008	Year Ended September 30, 2007	Six Months Ended March 31, 2008	Year Ended September 30, 2007
Operations:
Net investment income	$611,641	$1,378,404	$258,197	$567,772
Net realized gain (loss) on investments	19,332	152,732	62,648	(23,382)
Net change in unrealized appreciation of investments	(465,318)	(510,530)	(181,952)	(275,048)
Increase in Net Assets from Operations	165,655	1,020,606	138,893	269,342

Distributions to Shareholders:
Net investment income:
Class A	(561,626)	(1,251,627)	(245,753)	(496,120)
Class C	(32,116)	(84,129)	(7,319)	(15,022)
Class D	(13,816)	(26,125)	(5,478)	(11,213)
Total	(607,558)	(1,361,881)	(258,550)	(522,355)
Net realized long-term gain on investments:
Class A	(145,171)	(87,975)	—	—
Class C	(11,446)	(8,786)	—	—
Class D	(4,675)	(2,220)	—	—
Total	(161,292)	(98,981)	—	—
Decrease in Net Assets from Distributions	(768,850)	(1,460,862)	(258,550)	(522,355)

Share Transactions:
Net proceeds from sales of shares	842,037	1,626,910	34,517	204,074
Investment of dividends	433,793	958,961	172,294	354,192
Exchanged from associated funds	75,296	510,335	36,086	—
Investment of gain distributions	127,191	77,261	—	—
Total	1,478,317	3,173,467	242,897	558,266
Cost of shares repurchased	(2,084,928)	(4,292,048)	(794,526)	(2,843,225)
Exchanged into associated funds	(322,585)	(1,154,399)	(34,934)	(199,728)
Total	(2,407,513)	(5,446,447)	(829,460)	(3,042,953)
Decrease in Net Assets from Share Transactions	(929,196)	(2,272,980)	(586,563)	(2,484,687)
Decrease in Net Assets	(1,532,391)	(2,713,236)	(706,220)	(2,737,700)

Net Assets:
Beginning of period	33,889,047	36,602,283	15,414,489	18,152,189
End of Period*	$32,356,656	$33,889,047	$14,708,269	$15,414,489

____________
* Including undistrbuted net investment income	$85,895	$81,812	$95,049	$95,402

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization and Multiple Classes of Shares — Seligman Municipal Series Trust (the “Trust”), Seligman New Jersey Municipal Fund, Inc. (the “New Jersey Fund”) and Seligman Pennsylvania Municipal Fund Series (the “Pennsylvania Fund”) are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as non-diversified open-end management investment companies. The Trust consists of four separate funds: the “California High-Yield Fund,” the “California Quality Fund,” the “Florida Fund,” and the “North Carolina Fund.” Through May 16, 2008, each Fund of the Trust, as well as the New Jersey Fund and the Pennsylvania Fund (each a “Fund”, collectively, the “Funds”), offered three classes of shares.

Class A shares are subject to a continuing service fee of up to 0.25% on an annual basis and, through January 6, 2008, were sold with an initial sales charge of up to 4.75% (4.5% effective January 7, 2008). Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans that have at least $2 million in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Boards of Directors/Trustees of the Funds approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their respective net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds will no longer offer Class D shares. The conversion did not affect individual shareholder account values.

All classes of shares for each Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Funds:

	a.	Security Valuation and Risk — Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Boards of Directors/Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings maturing in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fixed-income securities owned by the Funds are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Funds concentrate their investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

	b.	Restricted Cash — Restricted cash represents deposits that are being held by banks as collateral for letters of credit issued in connection with the insurance policies of the Trust, New Jersey Fund and Pennsylvania Fund.

	c.	Multiple Class Allocations — Each Fund’s income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Fund based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2008, distribution and service fees were the only class-specific expenses.

	d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Funds amortize discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Short-term holdings include securities with stated or effective maturity dates of less than one year.

Variable rate demand notes purchased by the Funds may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2008, the interest rates paid on these notes ranged from 0.80% to 1.47%.

	e.	Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Funds are recorded on the ex-dividend date.

	f.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

Notes to Financial Statements (unaudited)

On October 1, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to recognize in their financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended March 31, 2008.

3.	Management Fee, Distribution Services, and Other Transactions —The Manager manages the affairs of the Trust, the New Jersey Fund and the Pennsylvania Fund and provides the necessary personnel and facilities. Compensation of all officers of the Trust, the New Jersey Fund and the Pennsylvania Fund, all directors/trustees of the Trust, the New Jersey Fund and the Pennsylvania Fund who are employees of the Manager, and all personnel of the Trust, the New Jersey Fund and the Pennsylvania Fund and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Fund’s average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the six months ended March 31, 2008 to limit the per annum fee of California High-Yield Fund and Florida Fund to 0.40% and 0.35%, respectively. For the six months ended March 31, 2008, the amounts of fees waived by the Manager for California High-Yield Fund and Florida Fund were $16,803 and $18,687, respectively.

For the six months ended March 31, 2008, Seligman Advisors, Inc. (the “Distributor”), agent for the distribution of the Funds’ shares and an affiliate of the Manager, received the following commissions and concessions from sales of Class A shares. The following commissions were also paid to dealers for sales of Class A shares:

Fund	Commissions and Concessions Retained by Affiliates	Dealer Commissions
California High-Yield	$3,363	$20,039
California Quality	2,280	12,667
Florida	763	5,411
North Carolina	1,709	10,498
New Jersey	1,741	14,311
Pennsylvania	204	1,510

Each Fund has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Funds monthly pursuant to the Plan. For the six months ended March 31, 2008, for California High-Yield Fund, California Quality Fund, Florida Fund, North Carolina Fund, New Jersey Fund and Pennsylvania Fund, fees incurred under the Plan aggregated to $14,318, $18,599, $26,991, $15,695, $37,078 and $19,026, respectively, or 0.10%, 0.10%, 0.25%, 0.25%, 0.25% and 0.24%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Funds to the Distributor pursuant to the Plan. For the six months ended March 31, 2008, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Fund	Class C	Class D
California High-Yield	$12,151	$14,017
California Quality	6,964	4,571
Florida	10,250	5,005
North Carolina	2,271	2,433
New Jersey	11,534	4,963
Pennsylvania	2,875	2,152

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended March 31, 2008, the Distributor and Seligman Services, Inc. received distribution and service fees as follows:

Fund	Distribution and Service Fees	Fund	Distribution and Service Fees
California High-Yield	$1,673	North Carolina	$1,214
California Quality	847	New Jersey	4,714
Florida	1,501	Pennsylvania	351

The Distributor is entitled to retain any CDSC imposed on certain redemptions of shares. For the six months ended March 31, 2008, such charges amounted to $160 for the New Jersey Fund.

For the six months ended March 31, 2008, Seligman Data Corp., which is owned by certain associated investment companies, charged each Fund at cost for shareholder account services in accordance with a methodology approved by the Funds’ directors/trustees as follows:

Fund		Fund
California High-Yield	$27,440	North Carolina	$11,447
California Quality	30,547	New Jersey	29,100
Florida	20,179	Pennsylvania	13,587

Costs of Seligman Data Corp. directly attributable to a Fund were charged to that Fund. The remaining charges were allocated to each Fund by Seligman Data Corp. pursuant to a formula based on each Fund’s net assets, shareholder transaction volume and number of shareholder accounts.

The Trust, New Jersey Fund and Pennsylvania Fund and certain other associated investment companies (together, the “Guarantors”) have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the “Guaranties”). The leases and the related Guaranties expire in

Notes to Financial Statements (unaudited)

September 2008 and January 2019, respectively. The obligation of a Guarantor to pay any amount due under the Guaranties is limited to a specified percentage of the full amount, which generally is based on each Guarantor’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the most recent calendar quarter. At March 31, 2008, the potential obligations under the Guaranties were $117,300 for Seligman Municipal Series Trust, $39,900 for the New Jersey Fund and $17,700 for the Pennsylvania Fund.

As of March 31, 2008, no event has occurred which would result in the Guarantors becoming liable to make any payment under the Guaranties. Each Fund of the Trust would bear a portion of any payments made by the Trust under the Guaranties. A portion of the rent paid by Seligman Data Corp. is charged to the Funds as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and directors/trustees of the Trust, the New Jersey Fund and the Pennsylvania Fund are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Trust, New Jersey Fund, and Pennsylvania Fund have a compensation agreement under which directors/trustees who receive fees may elect to defer receiving such fees. Directors/trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of the Funds or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by the Funds for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’/trustees’ fees and expenses, and the accumulated balances thereof at March 31, 2008, are included in accrued expenses and other liabilities as follows:

Fund		Fund
California High-Yield	$746	North Carolina	$668
California Quality	771	New Jersey	746
Florida	713	Pennsylvania	672

4.	Committed Line of Credit — The Trust, New Jersey Fund, and Pennsylvania Fund are each participants in a joint $375 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. Each Fund’s borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Fund incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2008, but is renewable annually with the consent of the participating banks. For the six months ended March 31, 2008, the Funds did not borrow from the credit facility.

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term holdings, for the six months ended March 31, 2008, were as follows:

Fund	Purchases	Sales
California High-Yield	$—	$1,104,160
California Quality	2,997,176	2,020,000
Florida	2,143,560	3,018,820
North Carolina	—	15,000
New Jersey	1,570,857	1,119,370
Pennsylvania	596,743	1,591,267

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended March 31, 2008, and will vary from the final tax information as of the Funds’ year end.

At March 31, 2008, each Fund’s cost of investments for federal income tax purposes was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Fund by the tax deferral of losses on wash sales of $149,160. The tax basis cost of investments was as follows:
Fund	Tax Basis Cost	Fund	Tax Basis Cost
California High-Yield	$31,831,125	North Carolina	$12,454,502
California Quality	37,726,014	New Jersey	30,256,995
Florida	22,595,210	Pennsylvania	13,011,894

Notes to Financial Statements (unaudited)

At March 31, 2008, the tax basis components of accumulated earnings were as follows:

	California High-Yield	California Quality	Florida	North Carolina	New Jersey	Pennsylvania
Gross unrealized appreciation of portfolio securities	$1,174,075	$1,176,050	$1,046,406	$798,890	$1,286,270	$896,309
Gross unrealized depreciation of portfolio securities	(287,981)	(204,651)	(357,389)	(47,192)	(262,186)	(15,030)
Net unrealized appreciation of portfolio securities	886,094	971,399	689,017	751,698	1,024,084	881,279
Undistributed tax-exempt income	15,759	—	6,331	—	—	—
Undistributed/accumulated net realized gain (loss)	(15,665)	41,410	(62,807)	(7,787)	20,493	78,406
Capital loss carryforward	—	—	—	—	—	(1,073)
Total accumulated earnings	$886,188	$1,012,809	$632,541	$743,911	$1,044,577	$958,612

At September 30, 2007, the Pennsylvania Fund had a net capital loss carryforward for federal income tax purposes of $1,073, all of which expires in 2015 and is available for offset against future net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of the Pennsylvania Fund until net capital gains have been realized in excess of the available capital loss carryforward.

The tax characterization of distributions paid is as follows:

	Six Months Ended 3/31/08	Year Ended 9/30/07		Six Months Ended 3/31/08	Year Ended 9/30/07
Tax-exempt income:			Long-term capital gains:
California High-Yield	$665,162	$1,367,896	California High-Yield	$72,265	—
California Quality	755,318	1,732,412	California Quality	315,423	$87,597
Florida	462,907	1,123,416	Florida	297,253	38,266
North Carolina	216,981	528,453	North Carolina	—	157,717
New Jersey	607,558	1,361,881	New Jersey	161,292	98,981
Pennsylvania	258,550	522,355	Pennsylvania	—	—

7.	Share Transactions — At March 31, 2008, the Funds (with the exception of New Jersey Fund) had unlimited shares authorized. The New Jersey Fund had 100,000,000 shares authorized. Transactions in Shares of Beneficial Interest (for Funds of the Trust and Pennsylvania Fund) or Capital Stock were as follows:

California High-Yield Fund
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	169,538	$1,106,768	71,761	$474,546
Investment of dividends	57,227	374,170	113,342	746,092
Exchanged from associated funds	85,501	560,622	23,373	153,320
Investment of gain distributions	6,725	43,981	—	—
Total	318,991	2,085,541	208,476	1,373,958
Cost of shares repurchased	(327,229)	(2,139,654)	(364,823)	(2,399,318)
Exchanged into associated funds	(28,453)	(186,652)	(24,314)	(159,903)
Total	(355,682)	(2,326,306)	(389,137)	(2,559,221)
Decrease	(36,691)	$(240,765)	(180,661)	$(1,185,263)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	59,036	$388,099	26,255	$173,481
Investment of dividends	4,029	26,355	8,598	56,675
Investment of gain distributions	609	3,990	—	—
Total	63,674	418,444	34,853	230,156
Cost of shares repurchased	(7,260)	(47,591)	(87,624)	(576,871)
Increase (decrease)	56,414	$370,853	(52,771)	$(346,715)

Notes to Financial Statements (unaudited)

California High-Yield Fund (continued)
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	9,491	$62,248	14	$95
Investment of dividends	2,566	16,788	5,697	37,567
Investment of gain distributions	524	3,429	—	—
Total	12,581	82,465	5,711	37,662
Cost of shares repurchased	(25,738)	(166,275)	(43,634)	(288,131)
Exchanged into associated funds	(628)	(4,137)	(601)	(3,971)
Total	(26,366)	(170,412)	(44,235)	(292,102)
Decrease	(13,785)	$(87,947)	(38,524)	$(254,440)

California Quality Fund
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	287,580	$1,865,568	67,380	$443,678
Investment of dividends	65,946	429,799	146,654	969,178
Exchanged from associated funds	9,714	63,538	94,722	623,731
Investment of gain distributions	32,862	213,923	8,598	57,262
Total	396,102	2,572,828	317,354	2,093,849
Cost of shares repurchased	(404,309)	(2,638,872)	(902,259)	(5,955,830)
Exchanged into associated funds	(650)	(4,255)	(48,662)	(321,449)
Total	(404,959)	(2,643,127)	(950,921)	(6,277,279)
Decrease	(8,857)	$(70,299)	(633,567)	$(4,183,430)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	345	$2,233	496	$3,286
Investment of dividends	2,806	18,229	6,585	43,369
Exchanged from associated funds	—	—	2,551	16,899
Investment of gain distributions	1,758	11,391	513	3,408
Total	4,909	31,853	10,145	66,962
Cost of shares repurchased	(129,757)	(840,042)	(51,873)	(342,091)
Exchanged into associated funds	—	—	(6,809)	(44,394)
Total	(129,757)	(840,042)	(58,682)	(386,485)
Decrease	(124,848)	$(808,189)	(48,537)	$(319,523)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	93,354	$599,044	6,824	$45,127
Investment of dividends	1,187	7,683	2,284	15,046
Exchanged from associated funds	88,400	573,714	—	—
Investment of gain distributions	497	3,222	153	1,017
Total	183,438	1,183,663	9,261	61,190
Cost of shares repurchased	(21,538)	(139,565)	(32,935)	(216,881)
Exchanged into associated funds	—	—	(7,426)	(48,937)
Total	(21,538)	(139,565)	(40,361)	(265,818)
Increase (decrease)	161,900	$1,044,098	(31,100)	$(204,628)

Notes to Financial Statements (unaudited)

Florida Fund
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,084	$167,009	42,311	$325,876
Investment of dividends	33,106	251,256	75,354	579,424
Exchanged from associated funds	7,357	56,353	1,831	14,064
Investment of gain distributions	24,187	182,610	2,880	22,322
Total	86,734	657,228	122,376	941,686
Cost of shares repurchased	(192,100)	(1,456,788)	(496,238)	(3,819,160)
Exchanged into associated funds	(17,031)	(127,731)	(18,570)	(143,295)
Total	(209,131)	(1,584,519)	(514,808)	(3,962,455)
Decrease	(122,397)	$(927,291)	(392,432)	$(3,020,769)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	2,233	$17,125	1,199	$9,267
Investment of dividends	2,911	22,160	8,623	66,489
Investment of gain distributions	2,869	21,714	421	3,271
Total	8,013	60,999	10,243	79,027
Cost of shares repurchased	(6,835)	(51,798)	(146,963)	(1,132,446)
Exchange into associated funds	(5,127)	(38,969)	—	—
Total	(11,962)	(90,767)	(146,963)	(1,132,446)
Decrease	(3,949)	(29,768)	(136,720)	$(1,053,419)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	19,364	$150,373
Investment of dividends	1,040	$7,914	2,492	19,209
Investment of gain distributions	932	7,059	130	1,012
Total	1,972	14,973	21,986	170,594
Cost of shares repurchased	(2,126)	(15,965)	(39,821)	(306,099)
Exchanged into associated funds	(2,288)	(17,346)	—	—
Total	(4,414)	(33,311)	(39,821)	(306,099)
Decrease	(2,442)	$(18,338)	(17,835)	$(135,505)

North Carolina Fund
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	69,892	$535,312	2,254	$16,966
Investment of dividends	16,495	127,388	41,155	317,627
Exchanged from associated funds	5,885	45,023	2,569	19,792
Investment of gain distributions	—	—	13,961	109,034
Total	92,272	707,723	59,939	463,419
Cost of shares repurchased	(116,155)	(896,985)	(359,985)	(2,750,774)
Exchanged into associated funds	—	—	(53)	(407)
Total	(116,155)	(896,985)	(360,038)	(2,751,181)
Decrease	(23,883)	$(189,262)	(300,099)	$(2,287,762)

Notes to Financial Statements (unaudited)

North Carolina Fund (continued)
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	787	$6,074
Investment of dividends	370	$2,859	1,502	11,559
Investment of gain distributions	—	—	949	7,401
Total	370	2,859	3,238	25,034
Cost of shares repurchased	(3,205)	(24,641)	(87,120)	(661,830)
Decrease	(2,835)	$(21,782)	(83,882)	$(636,796)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	13	$94
Investment of dividends	381	$2,935	842	6,483
Exchanged from associated funds	—	—	6,106	47,445
Investment of gain distributions	—	—	323	2,521
Total	381	2,935	7,284	56,543
Cost of shares repurchased	(1,514)	(11,666)	(3,500)	(27,368)
Exchanged into associated funds	—	—	(6,077	(47,582)
Total	(1,514)	(11,666)	(9,577)	(74,950)
Decrease	(1,133)	$(8,731)	(2,293)	$(18,407)

New Jersey Fund
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	73,831	$533,421	212,721	$1,550,957
Investment of dividends	55,327	400,811	120,227	876,267
Exchanged from associated funds	2,371	17,035	69,922	510,335
Investment of gain distributions	15,966	115,247	9,308	68,323
Total	147,495	1,066,514	412,178	3,005,882
Cost of shares repurchased	(227,516)	(1,647,911)	(502,010)	(3,653,723)
Exchanged into associated funds	(44,502)	(322,585)	(107,099)	(784,791)
Total	(272,018)	(1,970,496)	(609,109)	(4,438,514)
Decrease	(124,523)	$(903,982)	(196,931)	$(1,432,632)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	6,512	$47,513	6,316	$46,641
Investment of dividends	3,179	23,377	7,745	57,284
Exchanged from associated funds	5,685	41,551	—	—
Investment of gain distributions	1,164	8,529	918	6,831
Total	16,540	120,970	14,979	110,756
Cost of shares repurchased	(34,767)	(255,813)	(75,811)	(562,277)
Exchanged into associated funds	—	—	(49,713)	(369,605)
Total	(34,767)	(255,813)	(125,524)	(931,882)
Decrease	(18,227)	$(134,843)	(110,545)	$(821,126)

Notes to Financial Statements (unaudited)

New Jersey Fund (continued)
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	35,407	$261,103	3,958	$29,312
Investment of dividends	1,306	9,605	3,435	25,410
Exchanged from associated funds	2,255	16,710	—	—
Investment of gain distributions	466	3,415	283	2,107
Total	39,434	290,833	7,676	56,829
Cost of shares repurchased	(24,652)	(181,204)	(10,231)	(76,048)
Exchanged into associated funds	—	—	—	(3)
Total	(24,652)	(181,204)	(10,231)	(76,051)
Increase (decrease)	14,782	$109,629	(2,555)	$(19,222)

Pennsylvania Fund
	Six Months Ended 3/31/08		Year Ended 9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	4,454	$34,514	25,246	$196,716
Investment of dividends	21,652	167,922	44,478	344,905
Exchanged from associated funds	2,089	16,086	—	—
Total	28,195	218,522	69,724	541,621
Cost of shares repurchased	(101,488)	(786,947)	(332,316)	(2,583,615)
Exchanged into associated funds	(4,526)	(34,934)	(25,515)	(199,728)
Total	(106,014)	(821,881)	(357,831)	(2,783,343)
Decrease	(77,819)	$(603,359)	(288,107)	$(2,241,722)

Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	$3	935	$7,263
Investment of dividends	514	3,974	1,021	7,890
Exchanged from associated funds	2,587	20,000	—	—
Total	3,101	23,977	1,956	15,153
Cost of shares repurchased	(281)	(2,174)	(30,035)	(234,376)
Increase (decrease)	2,820	$21,803	(28,079)	$(219,223)

Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	—	—	12	$95
Investment of dividends	51	$398	181	1,397
Total	51	398	193	1,492
Cost of shares repurchased	(689)	(5,405)	(3,294)	(25,234)
Decrease	(638)	$(5,007)	(3,101)	$(23,742)

Notes to Financial Statements (unaudited)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Funds are currently evaluating the impact of the adoption of SFAS No. 157 but believe the impact will be limited to expanded disclosures in the Funds’ financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any transaction cost on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

California High-Yield Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.55	$6.60	$6.62	$6.65	$6.59	$6.74
Income from Investment Operations:
Net investment income	0.14	0.28	0.28	0.26	0.28	0.28
Net realized and unrealized gain (loss) on investments	(0.10)	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from Investment Operations	0.04	0.22	0.26	0.30	0.34	0.16
Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.28)	(0.26)	(0.27)	(0.28)
Distributions from net realized capital gain	(0.01)	—	—	(0.07)	(0.01)	(0.03)
Total Distributions	(0.14)	(0.27)	(0.28)	(0.33)	(0.28)	(0.31)
Net Asset Value, End of Period	$6.45	$6.55	$6.60	$6.62	$6.65	$6.59

Total Return	0.72%	3.35%	3.99%	4.63%	5.30%	2.48%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$27,981	$28,641	$30,079	$31,432	$34,315	$38,798
Ratio of expenses to average net assets	0.91%†	0.85%	0.90%	0.92%	0.90%	0.88%
Ratio of net investment income to average net assets	4.25%†	4.25%	4.26%	3.97%	4.20%	4.24%
Portfolio turnover rate	—	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.01%†	0.95%	1.00%	1.02%	1.00%	0.98%
Ratio of net investment income to average net assets	4.15%†	4.15%	4.16%	3.87%	4.10%	4.14%

See footnotes on page 36

Financial Highlights (unaudited)

California High-Yield Fund (continued)

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.56	$6.61	$6.63	$6.66	$6.60	$6.75
Income from Investment Operations:
Net investment income	0.11	0.22	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.10)	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from Investment Operations	0.01	0.16	0.20	0.24	0.28	0.10
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.22)	(0.20)	(0.21)	(0.22)
Distributions from net realized capital gain	(0.01)	—	—	(0.07)	(0.01)	(0.03)
Total Distributions	(0.11)	(0.21)	(0.22)	(0.27)	(0.22)	(0.25)
Net Asset Value, End of Period	$6.46	$6.56	$6.61	$6.63	$6.66	$6.60

Total Return	0.27%	2.42%	3.06%	3.69%	4.35%	1.56%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,611	$2,281	$2,649	$2,475	$2,964	$3,482
Ratio of expenses to average net assets	1.81%†	1.75%	1.80%	1.82%	1.80%	1.78%
Ratio of net investment income to average net assets	3.35%†	3.35%	3.35%	3.07%	3.30%	3.34%
Portfolio turnover rate	—	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.91%†	1.85%	1.90%	1.92%	1.90%	1.88%
Ratio of net investment income to average net assets	3.25%†	3.25%	3.25%	2.97%	3.20%	3.24%

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.56	$6.61	$6.63	$6.66	$6.60	$6.75
Income from Investment Operations:
Net investment income	0.11	0.22	0.22	0.20	0.22	0.22
Net realized and unrealized gain (loss) on investments	(0.10)	(0.06)	(0.02)	0.04	0.06	(0.12)
Total from Investment Operations	0.01	0.16	0.20	0.24	0.28	0.10
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.22)	(0.20)	(0.21)	(0.22)
Distributions from net realized capital gain	(0.01)	—	—	(0.07)	(0.01)	(0.03)
Total Distributions	(0.11)	(0.21)	(0.22)	(0.27)	(0.22)	(0.25)
Net Asset Value, End of Period	$6.46	$6.56	$6.61	$6.63	$6.66	$6.60

Total Return	0.27%	2.42%	3.06%	3.69%	4.35%	1.56%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,648	$2,778	$3,056	$2,988	$2,519	$4,832
Ratio of expenses to average net assets	1.81%†	1.75%	1.80%	1.82%	1.80%	1.78%
Ratio of net investment income to average net assets	3.35%†	3.35%	3.35%	3.07%	3.30%	3.34%
Portfolio turnover rate	—	8.03%	—	1.47%	—	4.43%
Without management fee waiver:*
Ratio of expenses to average net assets	1.91%†	1.85%	1.90%	1.92%	1.90%	1.88%
Ratio of net investment income to average net assets	3.25%†	3.25%	3.25%	2.97%	3.20%	3.24%

See footnotes on page 36.

Financial Highlights (unaudited)

California Quality Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.57	$6.69	$6.79	$6.89	$6.88	$7.04
Income from Investment Operations:
Net investment income	0.13	0.28	0.28	0.28	0.28	0.27
Net realized and unrealized loss on investments	(0.09)	(0.12)	(0.07)	(0.02)	—	(0.16)
Total from Investment Operations	0.04	0.16	0.21	0.26	0.28	0.11
Less Distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.28)	(0.27)	(0.27)	(0.27)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.03)	(0.09)	—	—
Total Distributions	(0.18)	(0.28)	(0.31)	(0.36)	(0.27)	(0.27)
Net Asset Value, End of Period	$6.43	$6.57	$6.69	$6.79	$6.89	$6.88

Total Return	0.60%	2.51%	3.14%	3.90%	4.23%	1.63%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$36,751	$37,598	$42,495	$47,186	$51,395	$61,566
Ratio of expenses to average net assets	0.97%†	0.92%	0.94%	0.94%	0.93%	0.93%
Ratio of net investment income to average net assets	3.94%†	4.17%	4.19%	4.04%	4.06%	3.96%
Portfolio turnover rate	5.76%	4.66%	—	—	0.86%	1.43%

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.54	$6.66	$6.76	$6.87	$6.85	$7.01
Income from Investment Operations:
Net investment income	0.10	0.22	0.22	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.08)	(0.12)	(0.07)	(0.02)	0.01	(0.16)
Total from Investment Operations	0.02	0.10	0.15	0.19	0.23	0.05
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.03)	(0.09)	—	—
Total Distributions	(0.15)	(0.22)	(0.25)	(0.30)	(0.21)	(0.21)
Net Asset Value, End of Period	$6.41	$6.54	$6.66	$6.76	$6.87	$6.85

Total Return	0.31%	1.60%	2.23%	2.84%	3.46%	0.72%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$737	$1,570	$1,921	$3,259	$4,783	$5,772
Ratio of expenses to average net assets	1.87%†	1.82%	1.84%	1.84%	1.83%	1.83%
Ratio of net investment income to average net assets	3.04%†	3.27%	3.29%	3.13%	3.16%	3.06%
Portfolio turnover rate	5.76%	4.66%	—	—	0.86%	1.43%

See footnotes on page 36.

Financial Highlights (unaudited)

California Quality Fund (continued)

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$6.54	$6.66	$6.76	$6.87	$6.85	$7.01
Income from Investment Operations:
Net investment income	0.10	0.22	0.22	0.21	0.22	0.21
Net realized and unrealized gain (loss) on investments	(0.08)	(0.12)	(0.07)	(0.02)	0.01	(0.16)
Total from Investment Operations	0.02	0.10	0.15	0.19	0.23	0.05
Less Distributions:
Dividends from net investment income	(0.10)	(0.21)	(0.22)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gain	(0.05)	(0.01)	(0.03)	(0.09)	—	—
Total Distributions	(0.15)	(0.22)	(0.25)	(0.30)	(0.21)	(0.21)
Net Asset Value, End of Period	$6.41	$6.54	$6.66	$6.76	$6.87	$6.85

Total Return	0.31%	1.60%	2.23%	2.84%	3.46%	0.72%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,835	$815	$1,037	$1,022	$1,306	$1,512
Ratio of expenses to average net assets	1.87%†	1.82%	1.84%	1.84%	1.83%	1.83%
Ratio of net investment income to average net assets	3.04%†	3.27%	3.29%	3.13%	3.16%	3.06%
Portfolio turnover rate	5.76%	4.66%	—	—	0.86%	1.43%

Florida Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.66	$7.77	$7.92	$8.00	$8.08	$8.08
Income from Investment Operations:
Net investment income	0.15	0.33	0.33	0.33	0.32	0.32
Net realized and unrealized gain (loss) on investments	(0.09)	(0.11)	(0.11)	(0.08)	(0.06)	0.01
Total from Investment Operations	0.06	0.22	0.22	0.25	0.26	0.33
Less Distributions:
Dividends from net investment income	(0.15)	(0.32)	(0.32)	(0.32)	(0.32)	(0.32)
Distributions from net realized capital gain	(0.09)	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total Distributions	(0.24)	(0.33)	(0.37)	(0.33)	(0.34)	(0.33)
Net Asset Value, End of Period	$7.48	$7.66	$7.77	$7.92	$8.00	$8.08

Total Return	0.73%	2.88%	2.86%	3.17%	3.26%	4.16%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$20,930	$22,372	$25,750	$29,298	$32,470	$34,131
Ratio of expenses to average net assets	1.05%†	0.99%	1.00%	0.98%	0.99%	1.00%
Ratio of net investment income to average net assets	3.95%†	4.23%	4.20%	4.11%	4.05%	3.98%
Portfolio turnover rate	9.20%	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.20%†	1.14%	1.15%	1.13%	1.14%	1.15%
Ratio of net investment income to average net assets	3.80%†	4.08%	4.05%	3.96%	3.90%	3.83%

See footnotes on page 36.

Financial Highlights (unaudited)

Florida Fund (continued)

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.67	$7.79	$7.93	$8.02	$8.09	$8.10
Income from Investment Operations:
Net investment income	0.12	0.27	0.27	0.27	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.09)	(0.12)	(0.09)	(0.09)	(0.05)	—
Total from Investment Operations	0.03	0.15	0.18	0.18	0.21	0.26
Less Distributions:
Dividends from net investment income	(0.11)	(0.26)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gain	(0.09)	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total Distributions	(0.20)	(0.27)	(0.32)	(0.27)	(0.28)	(0.27)
Net Asset Value, End of Period	$7.50	$7.67	$7.79	$7.93	$8.02	$8.09
Total Return	0.41%	1.98%	2.22%	2.27%	2.61%	3.24%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,999	$2,076	$3,171	$3,907	$4,683	$4,686
Ratio of expenses to average net assets	1.80%†	1.74%	1.75%	1.73%	1.74%	1.75%
Ratio of net investment income to average net assets	3.20%†	3.48%	3.45%	3.36%	3.30%	3.23%
Portfolio turnover rate	9.20%	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.96%†	1.89%	1.90%	1.88%	1.89%	1.90%
Ratio of net investment income to average net assets	3.05%†	3.33%	3.30%	3.21%	3.15%	3.08%

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.67	$7.79	$7.93	$8.02	$8.10	$8.10
Income from Investment Operations:
Net investment income	0.12	0.27	0.27	0.27	0.26	0.26
Net realized and unrealized gain (loss) on investments	(0.09)	(0.12)	(0.09)	(0.09)	(0.06)	0.01
Total from Investment Operations	0.03	0.15	0.18	0.18	0.20	0.27
Less Distributions:
Dividends from net investment income	(0.11)	(0.26)	(0.27)	(0.26)	(0.26)	(0.26)
Distributions from net realized capital gain	(0.09)	(0.01)	(0.05)	(0.01)	(0.02)	(0.01)
Total Distributions	(0.20)	(0.27)	(0.32)	(0.27)	(0.28)	(0.27)
Net Asset Value, End of Period	$7.50	$7.67	$7.79	$7.93	$8.02	$8.10
Total Return	0.41%	1.98%	2.22%	2.27%	2.48%	3.37%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$969	$1,011	$1,164	$1,176	$1,351	$1,567
Ratio of expenses to average net assets	1.80%†	1.74%	1.75%	1.73%	1.74%	1.75%
Ratio of net investment income to average net assets	3.20%†	3.48%	3.45%	3.36%	3.30%	3.23%
Portfolio turnover rate	9.20%	18.37%	5.12%	—	—	12.51%
Without management fee waiver:*
Ratio of expenses to average net assets	1.96%†	1.89%	1.90%	1.88%	1.89%	1.90%
Ratio of net investment income to average net assets	3.05%†	3.33%	3.30%	3.21%	3.15%	3.08%

See footnotes on page 36.

Financial Highlights (unaudited)

North Carolina Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.68	$7.86	$7.94	$8.05	$8.14	$8.19
Income from Investment Operations:
Net investment income	0.13	0.27	0.27	0.29	0.29	0.29
Net realized and unrealized loss on investments	(0.03)	(0.12)	(0.02)	(0.10)	(0.07)	(0.01)
Total from Investment Operations	0.10	0.15	0.25	0.19	0.22	0.28
Less Distributions:
Dividends from net investment income	(0.13)	(0.26)	(0.27)	(0.28)	(0.28)	(0.29)
Distributions from net realized capital gain	—	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total Distributions	(0.13)	(0.33)	(0.33)	(0.30)	(0.31)	(0.33)
Net Asset Value, End of Period	$7.65	$7.68	$7.86	$7.94	$8.05	$8.14
Total Return	1.25%	1.95%	3.14%	2.45%	2.82%	3.51%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$12,578	$12,799	$15,471	$16,781	$19,856	$22,778
Ratio of expenses to average net assets	1.38%†	1.29%	1.28%	1.24%	1.19%	1.19%
Ratio of net investment income to average net assets	3.38%†	3.46%	3.51%	3.60%	3.55%	3.65%
Portfolio turnover rate	—	5.17%	29.32%	—	7.93%	10.00%

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.67	$7.86	$7.94	$8.04	$8.13	$8.18
Income from Investment Operations:
Net investment income	0.10	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized loss on investments	(0.03)	(0.13)	(0.03)	(0.09)	(0.06)	(0.01)
Total from Investment Operations	0.07	0.08	0.19	0.14	0.16	0.22
Less Distributions:
Dividends from net investment income	(0.09)	(0.20)	(0.21)	(0.22)	(0.22)	(0.23)
Distributions from net realized capital gain	—	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total Distributions	(0.09)	(0.27)	(0.27)	(0.24)	(0.25)	(0.27)
Net Asset Value, End of Period	$7.65	$7.67	$7.86	$7.94	$8.04	$8.13
Total Return	0.94%	1.06%	2.37%	1.82%	2.06%	2.74%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$448	$471	$1,142	$1,414	$3,012	$2,778
Ratio of expenses to average net assets	2.13%†	2.04%	2.03%	1.99%	1.94%	1.94%
Ratio of net investment income to average net assets	2.63%†	2.71%	2.76%	2.85%	2.80%	2.90%
Portfolio turnover rate	—	5.17%	29.32%	—	7.93%	10.00%

See footnotes on page 36.

Financial Highlights (unaudited)

North Carolina Fund (continued)

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.66	$7.85	$7.93	$8.04	$8.13	$8.18
Income from Investment Operations:
Net investment income	0.10	0.21	0.22	0.23	0.22	0.23
Net realized and unrealized loss on investments	(0.02)	(0.13)	(0.03)	(0.10)	(0.06)	(0.01)
Total from Investment Operations	0.08	0.08	0.19	0.13	0.16	0.22
Less Distributions:
Dividends from net investment income	(0.09)	(0.20)	(0.21)	(0.22)	(0.22)	(0.23)
Distributions from net realized capital gain	—	(0.07)	(0.06)	(0.02)	(0.03)	(0.04)
Total Distributions	(0.09)	(0.27)	(0.27)	(0.24)	(0.25)	(0.27)
Net Asset Value, End of Period	$7.65	$7.66	$7.85	$7.93	$8.04	$8.13
Total Return	1.07%	1.06%	2.37%	1.69%	2.06%	2.74%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$477	$487	$517	$532	$706	$824
Ratio of expenses to average net assets	2.13%†	2.04%	2.03%	1.99%	1.94%	1.94%
Ratio of net investment income to average net assets	2.63%†	2.71%	2.76%	2.85%	2.80%	2.90%
Portfolio turnover rate	—	5.17%	29.32%	—	7.93%	10.00%

New Jersey Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.28	$7.37	$7.49	$7.54	$7.60	$7.65
Income from Investment Operations:
Net investment income	0.14	0.29	0.30	0.30	0.29	0.29
Net realized and unrealized loss on investments	(0.10)	(0.07)	(0.08)	(0.04)	(0.05)	(0.04)
Total from Investment Operations	0.04	0.22	0.22	0.26	0.24	0.25
Less Distributions:
Dividends from net investment income	(0.14)	(0.29)	(0.30)	(0.30)	(0.29)	(0.29)
Distributions from net realized capital gain	(0.04)	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.18)	(0.31)	(0.34)	(0.31)	(0.30)	(0.30)
Net Asset Value, End of Period	$7.14	$7.28	$7.37	$7.49	$7.54	$7.60
Total Return	0.41%	3.04%	2.99%	3.40%	3.28%	3.34%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$29,168	$30,619	$32,449	$35,209	$43,324	$46,610
Ratio of expenses to average net assets	1.23%†	1.17%	1.15%	1.20%	1.13%	1.13%
Ratio of net investment income to average net assets	3.74%†	4.00%	4.03%	3.95%	3.91%	3.82%
Portfolio turnover rate	3.54%	21.67%	4.39%	2.53%	—	4.39%

See footnotes on page 36.

Financial Highlights (unaudited)

New Jersey Fund (continued)

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.38	$7.47	$7.59	$7.64	$7.69	$7.74
Income from Investment Operations:
Net investment income	0.11	0.24	0.24	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.10)	(0.08)	(0.08)	(0.04)	(0.04)	(0.04)
Total from Investment Operations	0.01	0.16	0.16	0.20	0.20	0.19
Less Distributions:
Dividends from net investment income	(0.10)	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.04)	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.14)	(0.25)	(0.28)	(0.25)	(0.25)	(0.24)
Net Asset Value, End of Period	$7.25	$7.38	$7.47	$7.59	$7.64	$7.69
Total Return	0.09%	2.22%	2.17%	2.57%	2.58%	2.52%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,261	$2,435	$3,289	$3,453	$3,659	$5,271
Ratio of expenses to average net assets	1.98%†	1.92%	1.91%	1.96%	1.90%	1.90%
Ratio of net investment income to average net assets	2.99%†	3.25%	3.28%	3.19%	3.14%	3.05%
Portfolio turnover rate	3.54%	21.67%	4.39%	2.53%	—	4.39%

CLASS D
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.38	$7.47	$7.59	$7.64	$7.69	$7.74
Income from Investment Operations:
Net investment income	0.11	0.24	0.24	0.24	0.24	0.23
Net realized and unrealized loss on investments	(0.10)	(0.08)	(0.08)	(0.04)	(0.04)	(0.04)
Total from Investment Operations	0.01	0.16	0.16	0.20	0.20	0.19
Less Distributions:
Dividends from net investment income	(0.10)	(0.23)	(0.24)	(0.24)	(0.24)	(0.23)
Distributions from net realized capital gain	(0.04)	(0.02)	(0.04)	(0.01)	(0.01)	(0.01)
Total Distributions	(0.14)	(0.25)	(0.28)	(0.25)	(0.25)	(0.24)
Net Asset Value, End of Period	$7.25	$7.38	$7.47	$7.59	$7.64	$7.69
Total Return	0.09%	2.22%	2.17%	2.57%	2.58%	2.52%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$928	$836	$864	$920	$1,002	$1,299
Ratio of expenses to average net assets	1.98%†	1.92%	1.91%	1.96%	1.90%	1.90%
Ratio of net investment income to average net assets	2.99%†	3.25%	3.28%	3.19%	3.14%	3.05%
Portfolio turnover rate	3.54%	21.67%	4.39%	2.53%	—	4.39%

See footnotes on page 36.

Financial Highlights (unaudited)

Pennsylvania Fund

CLASS A
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.72	$7.84	$7.93	$8.03	$8.09	$8.26
Income from Investment Operations:
Net investment income	0.13	0.27	0.27	0.28	0.27	0.27
Net realized and unrealized loss on investments	(0.06)	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from Investment Operations	0.07	0.13	0.23	0.18	0.22	0.19
Less Distributions:
Dividends from net investment income	(0.13)	(0.25)	(0.26)	(0.27)	(0.27)	(0.27)
Distributions from net realized capital gain	—	—	(0.06)	(0.01)	(0.01)	(0.09)
Total Distributions	(0.13)	(0.25)	(0.32)	(0.28)	(0.28)	(0.36)
Net Asset Value, End of Period	$7.66	$7.72	$7.84	$7.93	$8.03	$8.09
Total Return	0.94%	1.69%	3.02%	2.34%	2.72%	2.37%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$13,712	$14,428	$16,906	$18,548	$19,721	$22,354
Ratio of expenses to average net assets	1.48%†	1.35%	1.43%	1.48%	1.36%	1.30%
Ratio of net investment income to average net assets	3.45%†	3.50%	3.45%	3.54%	3.32%	3.38%
Portfolio turnover rate	4.13%	—	2.98%	18.95%	5.34%	8.30%

CLASS C
	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.70	$7.82	$7.91	$8.01	$8.07	$8.24
Income from Investment Operations:
Net investment income	0.10	0.21	0.21	0.22	0.21	0.21
Net realized and unrealized loss on investments	(0.06)	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from Investment Operations	0.04	0.07	0.17	0.12	0.16	0.13
Less Distributions:
Dividends from net investment income	(0.10)	(0.19)	(0.20)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gain	—	—	(0.06)	(0.01)	(0.01)	(0.09)
Total Distributions	(0.10)	(0.19)	(0.26)	(0.22)	(0.22)	(0.30)
Net Asset Value, End of Period	$7.64	$7.70	$7.82	$7.91	$8.01	$8.07
Total Return	0.49%	0.94%	2.26%	1.58%	1.96%	1.60%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$574	$557	$785	$913	$1,100	$1,133
Ratio of expenses to average net assets	2.24%†	2.11%	2.18%	2.23%	2.11%	2.05%
Ratio of net investment income to average net assets	2.69%†	2.74%	2.70%	2.79%	2.57%	2.63%
Portfolio turnover rate	4.13%	—	2.98%	18.95%	5.34%	8.30%

See footnotes on page 36.

Financial Highlights (unaudited)

Pennsylvania Fund (continued)

CLASS D

	Six Months	Year Ended September 30,
Per Share Data:	Ended 3/31/08	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$7.70	$7.82	$7.91	$8.01	$8.07	$8.24
Income from Investment Operations:
Net investment income	0.10	0.21	0.21	0.22	0.21	0.21
Net realized and unrealized loss on investments	(0.06)	(0.14)	(0.04)	(0.10)	(0.05)	(0.08)
Total from Investment Operations	0.04	0.07	0.17	0.12	0.16	0.13
Less Distributions:
Dividends from net investment income	(0.10)	(0.19)	(0.20)	(0.21)	(0.21)	(0.21)
Distributions from net realized capital gain	—	—	(0.06)	(0.01)	(0.01)	(0.09)
Total Distributions	(0.10)	(0.19)	(0.26)	(0.22)	(0.22)	(0.30)
Net Asset Value, End of Period	$7.64	$7.70	$7.82	$7.91	$8.01	$8.07
Total Return	0.49%	0.94%	2.26%	1.58%	1.96%	1.60%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$422	$430	$460	$490	$556	$624
Ratio of expenses to average net assets	2.24%†	2.11%	2.18%	2.23%	2.11%	2.05%
Ratio of net investment income to average net assets	2.69%†	2.74%	2.70%	2.79%	2.57%	2.63%
Portfolio turnover rate	4.13%	—	2.98%	18.95%	5.34%	8.30%

†	Annualized.

*	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Fund and Florida Fund (Note 3).

See Notes to Financial Statements.

Matters Relating to the Directors’/Trustees’ Consideration of the Continuance of the Management Agreements

In the discussion below, the term “Fund” refers to Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series and the term “Series” refers to Seligman New Jersey Municipal Fund, Inc., Seligman Pennsylvania Municipal Fund Series and the California High-Yield Fund, the California Quality Fund, the Florida Fund, and the North Carolina Fund of Seligman Municipal Series Trust. References to the “directors” includes the directors of Seligman New Jersey Municipal Fund, Inc., the trustees of Seligman Pennsylvania Municipal Fund Series, and the trustees of Seligman Municipal Series Trust.

The directors of the Funds unanimously approved the continuance of the applicable Management Agreement between each Fund (and each Series) and the Manager, at a meeting held on November 15, 2007.

Prior to their approval of the continuances of the Management Agreements, the directors requested and evaluated extensive materials from the Manager. They reviewed the proposed continuances of the Management Agreements with the Manager and with experienced counsel who advised on the legal standards for their consideration. The independent directors also discussed the proposed continuances in a private session with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Manager to the Series gained from their experience as directors or trustees of each fund in the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Series and review extensive materials and information presented by the Manager.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors may have attributed different weights to the various factors. The directors determined that the selection of the Manager to manage the Funds (and each Series), and the overall arrangements between each Fund (and each Series) and the Manager as provided in the Management Agreements, including the management fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant. The material factors and conclusions that formed the basis for the directors’ determination included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Manager. The directors considered the quality of the investment research capabilities of the Manager and the other resources it has dedicated to performing services for the Funds (and each Series). They also noted the professional experience and qualifications of the Funds’ portfolio management team and other senior personnel of the Manager. The directors also considered the Manager’s selection of dealers for portfolio transactions and noted that they receive regular reports from the Manager concerning such selection. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Funds’ other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each Fund (and each Series) under the Management Agreements.

On an ongoing basis, the Manager reports to the directors on the status of various matters described in the Funds’ prospectus relating to market timing activity, allegations of excessive fees and related matters for certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager provided an update on those matters. After discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other counsel independent of the Manager, and consideration of the potential consequences of the various matters, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Funds (and each Series).

Costs of Services Provided and Profitability

The directors reviewed information on profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information and estimates for the current year, as well as historical and estimated profitability data for the Series. The directors reviewed with the Manager’s Chief Financial Officer the assumptions and methods of allocation used by the Manager in preparing the profitability data. The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors. In reviewing profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationships with the Series before taxes and distribution expenses. The directors concluded that they were satisfied that the Manager’s level of profitability from the relationship with each Series was not excessive.

Fall-Out Benefits

The directors considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in certain accounts, and that the Funds’ distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The directors recognized that the Manager’s profitability would be somewhat lower without these benefits. The directors noted that the Manager may derive reputational and other benefits from its association with the Series.

Matters Relating to the Directors’/Trustees’ Consideration of the Continuance of the Management Agreements

Investment Results

The directors receive and review detailed performance information on each Series at each regular Board meeting during the year in addition to the information received for the meeting regarding the continuance of the Management Agreements. At the meeting, the directors reviewed performance information for the first nine months of 2007, the preceding seven calendar years and annualized rolling one-, three-, five-, and 10-year periods ending September 30, 2007. For each of those periods, the directors reviewed information comparing each Series to other funds in its Lipper category, and for most of the periods they also reviewed the performance of each Series to a group of competitor funds selected by the Manager. The directors also reviewed information about portfolio turnover rates of each Series compared to other investment companies with similar investment objectives.

The Manager explained that the Manager’s decision to defensively position the Series’ portfolios in anticipation of rising interest rates contributed to the recent improvement in performance, although the Manager noted that such position had hurt the Series’ performance in the past.

The following factors specific to individual Series also were noted and considered by the directors in deciding to approve the continuation of the Management Agreements:

California High-Yield Fund. The directors reviewed information showing the performance of the Series compared to the Lipper California Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper California Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. They noted that the Series’ performance ranked above the Lipper median for each of the one-, three-, five- and ten-year periods. The directors also noted that the Series’ results had varyingly exceeded or underperformed its benchmarks for the periods presented, had shown recent improvement and were above each of the Series’ benchmarks for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the California High-Yield Fund’s investment results were satisfactory.

California Quality Fund. The directors reviewed information showing the performance of the Series compared to the Lipper California Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper California Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ performance ranked above the Lipper median for the one-year period, but lagged the median in the other periods presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the periods shown. The directors further noted that the Series’ results had shown recent improvement and were above its competitor average and Lipper benchmark for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the California Quality Fund’s investment results were satisfactory.

Florida Fund. The directors reviewed information showing the performance of the Series compared to the Lipper Florida Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Florida Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series had shown significant recent improvement, with the Series’ results above each of its benchmarks for the first nine months of 2007 and the Series ranking above the Lipper median in the one-year period presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the other periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the Florida Fund’s investment results were satisfactory.

New Jersey Fund. The directors reviewed information showing the performance of the Series compared to the Lipper New Jersey Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper New Jersey Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results had shown recent improvement and were above each of its benchmarks for the first nine months of 2007 and that the Series’ performance ranked above the Lipper median for the one-year period presented. The directors also noted that while the Series’ results had from time to time exceeded certain benchmarks, the Series’ results were generally below its benchmarks by varying degrees for the periods shown. Taking into account these comparisons and the other factors considered, the directors concluded that the New Jersey Fund’s investment results were satisfactory.

North Carolina Fund. The directors reviewed information showing the performance of the Series compared to the Lipper North Carolina Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper North Carolina Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results had shown recent improvement and were above its competitor average and Lipper benchmarks for the first nine months of 2007 and that the Series’ performance ranked above the Lipper median for the one-year period presented. The directors also noted that the Series’ results fell varyingly above and below its other benchmarks for the other periods presented. Taking into account these comparisons and the other factors considered, the directors concluded that the North Carolina Fund’s investment results were satisfactory.

Matters Relating to the Directors’/Trustees’ Consideration of the Continuance of the Management Agreements

Pennsylvania Fund. The directors reviewed information showing the performance of the Series’ compared to the Lipper Pennsylvania Municipal Debt Funds Average and the Lehman Brothers Municipal Bond Index, as well as performance relative to the other funds in the Lipper Pennsylvania Municipal Debt Funds Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results had shown recent improvement and were above its competitor average and Lipper benchmark for the first nine months of 2007. The directors also noted, however, that the Series’ results were generally below its benchmarks by varying degrees for most of the other periods presented. Taking into account these comparisons, the other factors considered and the recent improvement in relative performance, the directors concluded that they retained confidence in the Manager’s capabilities to manage the Pennsylvania Fund.

Management Fees and Other Expenses

The directors considered the management fee rate paid by each Series to the Manager. The peer group for each Series consisted of all funds in its Lipper category. The directors noted that each Series’ management fee rate was less than or equal to both the average and the median for its peer group, other than the Florida Fund (whose management fee rate was slightly higher than the average and median for its peer group).

The directors also reviewed each Series’ total expense ratio for the most recent fiscal year, as compared to the expense ratios for other funds in its peer group. The directors noted that the expense ratios for the California High-Yield Fund and California Quality Fund were slightly or somewhat above the median and average of their respective peer groups. The Manager explained that the higher expense ratios of each of these Series were principally a function of their small sizes relative to the funds in their respective peer group. The directors concluded that the expense ratios of these Series were satisfactory.

The comparative information showed that the Florida Fund’s expense ratio was significantly higher than the peer group median and average and was the highest in its peer group. The Manager explained that the Florida Fund’s small size relative to the funds in its peer group contributed to its relatively high expense ratio. All of the peer group funds were significantly larger than the Florida Fund. On the basis of this review, the directors concluded that the Florida Fund’s expense ratio was acceptable.

The comparative information showed that the New Jersey Fund’s expense ratio was significantly higher than the peer group median and average and the second highest in its peer group. The Manager explained that the New Jersey Fund’s small size relative to the funds in its peer group contributed to its relatively high expense ratio. All of the peer group funds were larger than the New Jersey Fund. On the basis of this review, the directors concluded that the New Jersey Fund’s expense ratio was acceptable.

The comparative information showed that the North Carolina Fund’s expense ratio was significantly higher than the peer group median and average and the highest in its peer group. The Manager explained that the North Carolina Fund’s small size relative to the funds in its peer group contributed to its relatively high expense ratio. All of the peer group funds were larger than the North Carolina Fund. On the basis of this review, the directors concluded that the North Carolina Fund’s expense ratio was acceptable.

The comparative information showed that the Pennsylvania Fund’s expense ratio was significantly higher than the peer group median and average and the highest in its peer group, and would have been the highest even if other peer group funds had not benefited from reimbursements by their advisers. The Manager explained that the Pennsylvania Fund’s small size relative to the funds in its peer group contributed to its relatively high expense ratio, and that no fund in the peer group was smaller than the Pennsylvania Fund. The Manager also explained that the Pennsylvania Fund was organized as a Pennsylvania trust and had no other series, as a result of which the Pennsylvania Fund was unable to allocate certain expenses over multiple series as could most of the other municipal funds in the Seligman Group of Funds. On the basis of their review, the directors concluded that the Pennsylvania Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the management fee schedules for the Series do not contain breakpoints that reduce the fee rate on assets above specified levels. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment adviser as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund specific services provided by the Manager. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Series, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. The directors noted that the management fee for each Series was at or below that of the applicable Lipper mean and median and that each Series was relatively small and had been so for many years, making the realization of economies of scale unlikely in the near future. Having taken these factors into account, the directors concluded that the absence of breakpoints in each Series’ fee rate schedule was acceptable.

Board of Directors/Trustees

Maureen Fonseca 2, 3

•	Head of School, The Masters School

•	Trustee, New York State Association of Independent Schools and Greens Farms Academy

•	Commissioner, Middle States Association

John R. Galvin 1, 3

•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University

•	Chairman Emeritus, American Council on Germany

John F. Maher 1, 3

•	Retired President and Chief Executive Officer, and former Director, Great Western Financial Corporation and its principal subsidiary, Great Western Bank

Frank A. McPherson 2, 3

•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation

•	Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art

Betsy S. Michel 2, 3

•	Attorney

•	Trustee, The Geraldine R. Dodge Foundation and Drew University

William C. Morris

•	Chairman and Director, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.

•	Director, Seligman Data Corp.

•	President and Chief Executive Officer, The Metropolitan Opera Association

Leroy C. Richie 1, 3

•	Counsel, Lewis & Munday, P.C.

•	Director, Vibration Control Technologies, LLC and OGE Energy Corp.

•	Lead Outside Director, Digital Ally Inc. and Infinity, Inc.

•	Director and Chairman, Highland Park Michigan Economic Development Corp.

•	Chairman, Detroit Public Schools Foundation

Robert L. Shafer 2, 3

•	Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations

James N. Whitson 1, 3

•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.

•	Director, CommScope, Inc.

Brian T. Zino

•	Director and President, J. & W. Seligman & Co. Incorporated

•	Chairman, Seligman Data Corp.

•	Director, Seligman Advisors, Inc. and Seligman Services, Inc.

•	Member of the Board of Governors, Investment Company Institute

Member:	1	Audit Committee

	2	Director/Trustee Nominating Committee

	3	Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Moles
Chairman	Vice President

Brian T. Zino	Thomas G. Rose
President and Chief Executive Officer	Vice President

Eileen A. Comerford	Lawrence P. Vogel
Vice President	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Additional Fund Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Funds will be filed with the SEC for the first and third quarters of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.[1] In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained on the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.[1]

Proxy Voting

A description of the policies and procedures used by the Funds to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year, will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.[1] Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

[1]	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Funds’ prospectus or statements of additional information.

Go paperless —
sign up for E-Delivery
at www.seligman.com

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest/ Capital Stock of each fund of Seligman Municipal Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman Pennsylvania Municipal Fund Series, which contains information about the investment objectives, risks, charges and expenses of the Funds, each of which should be considered carefully before investing or sending money.	TEB3 3/08

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.
(a)	Schedule I – Investments in securities of unaffiliated issuers.

Included in Item 1 above.

(b)	Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer

Date: June 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino President and Chief Executive Officer
Date:	June 4, 2008

By:	/S/ LAWRENCE P.VOGEL
Lawrence P. Vogel Vice President, Treasurer and Chief Financial Officer
Date:	June 4, 2008

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

EXHIBIT INDEX

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.